CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
Research and development	619,000	395,000	1,924,000	1,065,000	1,382,000	258,000
Selling, general and administrative	1,097,000	263,000	3,226,000	1,064,000	1,736,000	265,000
Total Operating Expenses	1,716,000	658,000	5,150,000	2,129,000	3,118,000	523,000
Loss From Operations	(1,716,000)	(658,000)	(5,150,000)	(2,129,000)
Other Income
Interest income	4,000	0	13,000	0
Total Other Income	4,000	0	13,000	0
Net Loss	$ (1,712,000)	$ (658,000)	$ (5,137,000)	$ (2,129,000)	$ (3,118,000)	$ (523,000)
Net Loss Per Share
Basic and Diluted (in dollars per share)	$ (0.35)	$ (0.33)	$ (1.07)	$ (1.06)	$ (1.53)	$ (0.26)
Weighted Average Number of Common Shares Outstanding
Basic and Diluted (in shares)	4,848,145	2,000,000	4,806,735	2,000,000	2,036,301	2,000,000